STATEMENT OF INVESTMENTS
BNY Mellon High Yield Fund

March 31, 2021 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 87.4%
Advertising - 1.6%
Advantage Sales & Marketing, Sr. Scd. Notes	6.50	11/15/2028	3,140,000	[b]	3,271,487
Clear Channel International, Sr. Scd. Notes	6.63	8/1/2025	4,142,000	[b]	4,344,378
Lamar Media, Gtd. Notes	3.63	1/15/2031	2,225,000	[b]	2,152,242
Outfront Media Capital, Gtd. Notes	4.63	3/15/2030	1,860,000	[b]	1,792,575
Outfront Media Capital, Gtd. Notes	5.00	8/15/2027	1,843,000	[b]	1,864,545
Outfront Media Capital, Sr. Unscd. Notes	4.25	1/15/2029	1,325,000	[b]	1,277,260
Terrier Media Buyer, Gtd. Notes	8.88	12/15/2027	3,234,000	[b]	3,486,009
				18,188,496
Aerospace & Defense - .8%
TransDigm, Gtd. Notes	5.50	11/15/2027	2,605,000		2,700,421
TransDigm, Gtd. Notes	6.50	5/15/2025	1,670,000		1,704,444
TransDigm, Sr. Scd. Notes	6.25	3/15/2026	2,920,000	[b]	3,099,449
TransDigm, Sr. Scd. Notes	8.00	12/15/2025	1,695,000	[b]	1,847,550
				9,351,864
Airlines - 1.3%
American Airlines, Sr. Scd. Notes	5.50	4/20/2026	2,320,000	[b]	2,417,301
American Airlines, Sr. Scd. Notes	5.75	4/20/2029	2,114,000	[b]	2,251,199
American Airlines, Sr. Scd. Notes	11.75	7/15/2025	3,300,000	[b]	4,086,192
American Airlines Group, Gtd. Notes	3.75	3/1/2025	4,250,000	[b,c]	3,633,027
Hawaiian Brand Intellectual Property, Sr. Scd. Notes	5.75	1/20/2026	2,717,000	[b]	2,890,480
				15,278,199
Automobiles & Components - 3.2%
American Axle & Manufacturing, Gtd. Notes	6.25	4/1/2025	2,315,000	[c]	2,387,344
American Axle & Manufacturing, Gtd. Notes	6.88	7/1/2028	1,510,000	[c]	1,585,953
Clarios Global, Gtd. Notes	8.50	5/15/2027	3,215,000	[b]	3,465,448
Clarios Global, Sr. Scd. Notes	6.25	5/15/2026	2,125,000	[b]	2,259,491
Dealer Tire, Sr. Unscd. Notes	8.00	2/1/2028	5,915,000	[b]	6,255,112
Ford Motor, Sr. Unscd. Notes	5.29	12/8/2046	1,690,000		1,779,815
Ford Motor, Sr. Unscd. Notes	8.50	4/21/2023	1,325,000		1,479,031
Ford Motor, Sr. Unscd. Notes	9.00	4/22/2025	1,325,000		1,606,430
Ford Motor Credit, Sr. Unscd. Notes	3.82	11/2/2027	200,000		202,625
Ford Motor Credit, Sr. Unscd. Notes	4.00	11/13/2030	3,870,000		3,843,839
Ford Motor Credit, Sr. Unscd. Notes	4.13	8/17/2027	975,000		1,007,906

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 87.4% (continued)
Automobiles & Components - 3.2% (continued)
Ford Motor Credit, Sr. Unscd. Notes		4.27	1/9/2027	2,780,000		2,889,462
Ford Motor Credit, Sr. Unscd. Notes		5.11	5/3/2029	2,440,000		2,622,268
IHO Verwaltungs GmbH, Sr. Scd. Notes		6.38	5/15/2029	975,000	[b]	1,068,659
Real Hero Merger Sub 2, Sr. Unscd. Notes		6.25	2/1/2029	3,825,000	[b]	3,954,094
					36,407,477
Building Materials - 2.3%
Boise Cascade, Gtd. Notes		4.88	7/1/2030	2,179,000	[b]	2,286,588
Cornerstone Building Brands, Gtd. Notes		6.13	1/15/2029	2,899,000	[b]	3,092,871
Cornerstone Building Brands, Gtd. Notes		8.00	4/15/2026	2,465,000	[b]	2,569,886
CP Atlas Buyer, Sr. Unscd. Notes		7.00	12/1/2028	6,179,000	[b]	6,506,024
Griffon, Gtd. Notes		5.75	3/1/2028	4,775,000		5,085,375
Masonite International, Gtd. Notes		5.38	2/1/2028	2,176,000	[b]	2,312,957
U.S. Concrete, Gtd. Notes		5.13	3/1/2029	4,217,000	[b]	4,351,417
					26,205,118
Chemicals - 2.5%
Consolidated Energy Finance, Gtd. Notes		6.50	5/15/2026	2,160,000	[b,c]	2,154,600
Consolidated Energy Finance, Sr. Unscd. Notes		6.88	6/15/2025	2,155,000	[b]	2,199,447
Innophos Holdings, Sr. Unscd. Notes		9.38	2/15/2028	2,880,000	[b]	3,112,200
Iris Holdings, Sr. Unscd. Notes		8.75	2/15/2026	3,194,000	[b]	3,237,917
Italmatch Chemicals, Sr. Scd. Notes, 3 Month EURIBOR +4.75% @ Floor	EUR	4.75	9/30/2024	2,840,000	[b,d]	3,207,740
Kraton Polymers, Gtd. Notes		4.25	12/15/2025	4,015,000	[b]	4,035,075
Trinseo Materials Finance, Gtd. Bonds		5.13	4/1/2029	3,785,000	[b]	3,908,012
Venator Finance, Gtd. Notes		5.75	7/15/2025	3,620,000	[b]	3,520,450
Venator Finance, Sr. Scd. Notes		9.50	7/1/2025	2,405,000	[b]	2,699,612
					28,075,053
Collateralized Loan Obligations Debt - 3.1%
Allegro X CLO, Ser. 2019-1A, Cl. D, 3 Month LIBOR +3.80%		4.02	4/20/2032	2,000,000	[b,d]	2,001,456
Ares European XII CLO, Ser. 12A, Cl. E, 3 Month EURIBOR +6.10% @ Floor	EUR	6.10	4/20/2032	1,450,000	[b,d]	1,690,051
Barings CLO, Ser. 2018-1A, Cl. D, 3 Month LIBOR +5.50%		5.74	4/15/2031	2,000,000	[b,d]	1,875,444
Barings CLO, Ser. 2019-3A, Cl. E, 3 Month LIBOR +6.78%		7.00	4/20/2031	1,000,000	[b,d]	993,501
Battalion 18 CLO, Ser. 2020-18A, Cl. D2, 3 Month LIBOR +4.00%		4.24	10/15/2032	2,000,000	[b,d]	2,008,242

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 87.4% (continued)
Collateralized Loan Obligations Debt - 3.1% (continued)
Battalion X CLO, Ser. 2016-10A, Cl. DR2, 3 Month LIBOR +6.61%		6.73	1/25/2035	1,750,000	[b,d]	1,735,128
Battalion XIV CLO, Ser. 2019-14A, Cl. D, 3 Month LIBOR +3.95%		4.17	4/20/2032	4,000,000	[b,d]	4,004,540
Battalion XVI CLO, Ser. 2019-16A, CI. D, 3 Month LIBOR +4.36%		4.58	12/19/2032	3,000,000	[b,d]	3,035,055
Catamaran CLO, Ser. 2018-1A, Cl. D, 3 Month LIBOR +3.65%		3.87	10/25/2031	1,520,000	[b,d]	1,492,756
Crosthwaite Park CLO, Ser. 1A, Cl. D, 3 Month EURIBOR +6.20% @ Floor	EUR	6.20	3/15/2032	1,000,000	[b,d]	1,174,816
Dryden 69 Euro CLO, Ser. 2019-69A, Cl. E, 3 Month EURIBOR +6.29% @ Floor	EUR	6.29	4/18/2032	1,000,000	[b,d]	1,158,823
Dryden 69 Euro CLO, Ser. 2019-69X, Cl. E, 3 Month EURIBOR +6.29% @ Floor	EUR	6.29	4/18/2032	1,000,000	[d]	1,158,823
Euro-Galaxy VII CLO, Ser. 2019-7A, Cl. E, 3 Month EURIBOR +6.16% @ Floor	EUR	6.16	4/25/2032	3,000,000	[b,d]	3,455,963
KKR 23 CLO, Ser. 23, Cl. E, 3 Month LIBOR +6.00%		6.22	10/20/2031	2,000,000	[b,d]	1,925,936
KKR 26 CLO, Ser. 26, Cl. E, 3 Month LIBOR +7.00%		7.24	7/15/2032	1,000,000	[b,d]	980,735
Neuberger Berman Loan Advisers 24 CLO, Ser. 2017-24A, Cl. E, 3 Month LIBOR +6.02%		6.24	4/19/2030	2,000,000	[b,d]	1,963,866
OZLM VI CLO, Ser. 2014-6A, Cl. DS, 3 Month LIBOR +6.05%		6.27	4/17/2031	4,000,000	[b,d]	3,589,452
St. Pauls CLO, Ser. 11-A, Cl. E, 3 Month EURIBOR +6.00% @ Floor	EUR	6.00	1/17/2032	1,000,000	[b,d]	1,140,104
					35,384,691
Commercial & Professional Services - 3.9%
Adtalem Global Education, Sr. Scd. Notes		5.50	3/1/2028	3,855,000	[b]	3,815,718
Allied Universal Holdco, Sr. Scd. Notes		6.63	7/15/2026	1,605,000	[b]	1,705,080
AMN Healthcare, Gtd. Notes		4.00	4/15/2029	1,910,000	[b]	1,905,225
AMN Healthcare, Gtd. Notes		4.63	10/1/2027	2,005,000	[b]	2,053,872
APX Group, Sr. Scd. Notes		6.75	2/15/2027	2,660,000	[b]	2,856,761
La Financiere Atalian, Gtd. Bonds	EUR	5.13	5/15/2025	2,965,000		3,387,925
MPH Acquisition Holdings, Gtd. Notes		5.75	11/1/2028	1,020,000	[b,c]	995,775
Prime Security Services Borrower, Scd. Notes		6.25	1/15/2028	3,471,000	[b]	3,618,170
Prime Security Services Borrower, Sr. Scd. Notes		3.38	8/31/2027	820,000	[b]	796,425

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 87.4% (continued)
Commercial & Professional Services - 3.9% (continued)
Prime Security Services Borrower, Sr. Scd. Notes		5.75	4/15/2026	1,990,000	[b]	2,155,767
Sabre GLBL, Sr. Scd. Notes		7.38	9/1/2025	1,995,000	[b]	2,180,136
Team Health Holdings, Gtd. Notes		6.38	2/1/2025	5,620,000	[b,c]	4,980,332
The Brink's Company, Gtd. Notes		4.63	10/15/2027	1,925,000	[b]	1,976,109
United Rentals North America, Gtd. Notes		3.88	2/15/2031	1,995,000		2,008,716
United Rentals North America, Gtd. Notes		4.00	7/15/2030	1,145,000		1,166,755
United Rentals North America, Gtd. Notes		4.88	1/15/2028	2,500,000		2,636,550
Verisure Midholding, Gtd. Notes	EUR	5.25	2/15/2029	3,200,000	[b]	3,886,684
Verscend Escrow, Sr. Unscd. Notes		9.75	8/15/2026	2,110,000	[b]	2,266,340
					44,392,340
Consumer Discretionary - 7.4%
Allen Media, Gtd. Notes		10.50	2/15/2028	5,085,000	[b]	5,376,599
Ashton Woods USA, Sr. Unscd. Notes		6.63	1/15/2028	1,840,000	[b]	1,964,200
Ashton Woods USA, Sr. Unscd. Notes		6.75	8/1/2025	1,531,000	[b]	1,586,338
Banijay Entertainment, Sr. Scd. Notes		5.38	3/1/2025	3,750,000	[b]	3,883,594
Banijay Group, Sr. Unscd. Notes	EUR	6.50	3/1/2026	3,305,000	[b]	3,961,304
Caesars Entertainment, Sr. Scd. Notes		6.25	7/1/2025	1,485,000	[b]	1,584,896
Caesars Entertainment, Sr. Unscd. Notes		8.13	7/1/2027	4,275,000	[b]	4,719,814
Carnival, Gtd. Bonds	EUR	7.63	3/1/2026	895,000	[b]	1,138,206
Carnival, Sr. Scd. Bonds	EUR	10.13	2/1/2026	2,505,000	[b]	3,411,283
Carnival, Sr. Unscd. Notes		5.75	3/1/2027	3,995,000	[b]	4,104,862
Cinemark USA, Gtd. Notes		5.88	3/15/2026	2,445,000	[b]	2,509,646
Core & Main, Sr. Unscd. Notes		6.13	8/15/2025	2,545,000	[b]	2,616,807
Core & Main Holdings, Sr. Unscd. Notes		8.63	9/15/2024	3,260,000	[b]	3,318,745
International Game Technology, Sr. Scd. Notes		4.13	4/15/2026	770,000	[b]	793,162
International Game Technology, Sr. Scd. Notes		5.25	1/15/2029	6,725,000	[b]	7,024,969
Lions Gate Capital Holdings, Gtd. Notes		6.38	2/1/2024	5,890,000	[b]	6,077,773
Lions Gate Capital Holdings, Sr. Unscd. Notes		5.50	4/15/2029	1,935,000	[b]	1,940,050
NCL, Gtd. Notes		5.88	3/15/2026	3,250,000	[b]	3,287,375
Royal Caribbean Cruises, Sr. Unscd. Notes		3.70	3/15/2028	3,910,000	[c]	3,611,100
Royal Caribbean Cruises, Sr. Unscd. Notes		5.50	4/1/2028	1,665,000	[b,c]	1,675,406

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 87.4% (continued)
Consumer Discretionary - 7.4% (continued)
Scientific Games International, Gtd. Notes		7.25	11/15/2029	3,080,000	[b]	3,347,005
Scientific Games International, Gtd. Notes		8.25	3/15/2026	2,985,000	[b]	3,206,502
Scientific Games International, Gtd. Notes		8.63	7/1/2025	1,935,000	[b]	2,106,151
Station Casinos, Gtd. Notes		4.50	2/15/2028	1,595,000	[b]	1,592,017
Taylor Morrison Communities, Gtd. Notes		5.88	6/15/2027	1,550,000	[b]	1,716,284
Taylor Morrison Communities, Sr. Unscd. Notes		5.13	8/1/2030	2,785,000	[b]	2,964,284
Tempur Sealy International, Gtd. Notes		4.00	4/15/2029	3,420,000	[b]	3,411,450
Tri Pointe Homes, Gtd. Notes		5.70	6/15/2028	400,000		443,084
					83,372,906
Consumer Staples - .9%
Edgewell Personal Care, Gtd. Notes		4.13	4/1/2029	1,810,000	[b]	1,802,896
Edgewell Personal Care, Gtd. Notes		5.50	6/1/2028	2,394,000	[b]	2,531,380
Kronos Acquisition Holdings, Sr. Scd. Notes		5.00	12/31/2026	3,164,000	[b]	3,167,955
Spectrum Brands, Gtd. Notes		5.50	7/15/2030	2,645,000	[b]	2,835,109
					10,337,340
Diversified Financials - 3.7%
Compass Group Diversified Holdings, Gtd. Notes		5.25	4/15/2029	3,965,000	[b]	4,161,981
Compass Group Diversified Holdings, Sr. Unscd. Notes		8.00	5/1/2026	2,780,000	[b]	2,909,548
FS Energy & Power Fund, Sr. Scd. Notes		7.50	8/15/2023	1,670,000	[b]	1,682,700
Garfunkelux Holdco 3, Sr. Scd. Bonds	GBP	7.75	11/1/2025	1,765,000	[b]	2,520,424
Garfunkelux Holdco 3, Sr. Scd. Notes	EUR	6.75	11/1/2025	1,590,000	[b]	1,931,073
Icahn Enterprises, Gtd. Notes		5.25	5/15/2027	3,585,000		3,710,475
Icahn Enterprises, Gtd. Notes		6.25	5/15/2026	3,715,000		3,900,156
Nationstar Mortgage Holdings, Gtd. Notes		5.13	12/15/2030	370,000	[b]	365,375
Nationstar Mortgage Holdings, Gtd. Notes		5.50	8/15/2028	3,535,000	[b]	3,555,945
Nationstar Mortgage Holdings, Gtd. Notes		6.00	1/15/2027	3,595,000	[b]	3,735,996
Navient, Sr. Unscd. Notes		5.50	1/25/2023	6,130,000		6,379,031
Navient, Sr. Unscd. Notes		7.25	9/25/2023	1,305,000		1,414,892
Quicken Loans, Gtd. Notes		3.88	3/1/2031	4,369,000	[b]	4,216,085
Quicken Loans, Gtd. Notes		5.25	1/15/2028	970,000	[b]	1,020,319
					41,504,000
Electronic Components - 1.1%
Energizer Holdings, Gtd. Notes		4.38	3/31/2029	1,560,000	[b]	1,567,800

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 87.4% (continued)
Electronic Components - 1.1% (continued)
Energizer Holdings, Gtd. Notes	4.75	6/15/2028	2,690,000	[b]	2,777,559
Sensata Technologies, Gtd. Notes	3.75	2/15/2031	2,615,000	[b]	2,581,502
TTM Technologies, Gtd. Notes	4.00	3/1/2029	2,165,000	[b]	2,140,644
Wesco Distribution, Gtd. Notes	7.25	6/15/2028	3,260,000	[b]	3,644,028
				12,711,533
Energy - 11.3%
Antero Midstream Partners, Gtd. Notes	5.75	3/1/2027	2,569,000	[b]	2,574,382
Antero Midstream Partners, Gtd. Notes	7.88	5/15/2026	1,800,000	[b]	1,939,311
Antero Resources, Gtd. Notes	5.63	6/1/2023	1,110,000	[c]	1,115,139
Antero Resources, Gtd. Notes	7.63	2/1/2029	1,830,000	[b]	1,952,381
Antero Resources, Gtd. Notes	8.38	7/15/2026	1,450,000	[b]	1,601,344
Apache, Sr. Unscd. Notes	4.25	1/15/2030	1,105,000		1,078,397
Apache, Sr. Unscd. Notes	4.38	10/15/2028	1,948,000		1,945,078
Apache, Sr. Unscd. Notes	5.10	9/1/2040	2,199,000		2,153,646
Archrock Partners, Gtd. Notes	6.25	4/1/2028	1,720,000	[b]	1,750,401
Blue Racer Midstream, Sr. Unscd. Notes	6.63	7/15/2026	3,246,000	[b]	3,343,380
Blue Racer Midstream, Sr. Unscd. Notes	7.63	12/15/2025	1,660,000	[b]	1,792,128
Centennial Resource Production, Gtd. Notes	6.88	4/1/2027	2,360,000	[b,c]	2,104,825
Cheniere Energy, Sr. Scd. Notes	4.63	10/15/2028	1,750,000	[b]	1,819,632
Cheniere Energy Partners, Gtd. Notes	4.00	3/1/2031	2,265,000	[b]	2,307,469
Cheniere Energy Partners, Gtd. Notes	4.50	10/1/2029	2,750,000		2,855,902
Crestwood Midstream Partners, Gtd. Notes	5.63	5/1/2027	3,990,000	[b]	3,927,656
Crestwood Midstream Partners, Gtd. Notes	6.00	2/1/2029	2,935,000	[b]	2,896,478
CrownRock, Sr. Unscd. Notes	5.63	10/15/2025	5,892,000	[b,c]	6,022,184
CVR Energy, Gtd. Bonds	5.75	2/15/2028	2,740,000	[b,c]	2,676,637
DCP Midstream Operating, Gtd. Notes	5.63	7/15/2027	2,480,000		2,694,942
Double Eagle Finance, Sr. Unscd. Notes	7.75	12/15/2025	3,600,000	[b]	3,850,542
Endeavor Energy Resources, Sr. Unscd. Notes	6.63	7/15/2025	724,000	[b]	774,897
EnLink Midstream, Gtd. Notes	5.63	1/15/2028	367,000	[b,c]	355,570
EnLink Midstream Partners, Sr. Unscd. Notes	4.15	6/1/2025	2,955,000		2,896,521
EnLink Midstream Partners, Sr. Unscd. Notes	4.85	7/15/2026	1,475,000		1,426,738
Enviva Partners, Gtd. Notes	6.50	1/15/2026	5,015,000	[b]	5,262,616

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 87.4% (continued)
Energy - 11.3% (continued)
EQM Midstream Partners, Sr. Unscd. Notes	4.75	1/15/2031	2,210,000	[b]	2,146,462
EQM Midstream Partners, Sr. Unscd. Notes	4.75	7/15/2023	450,000		467,663
EQM Midstream Partners, Sr. Unscd. Notes	5.50	7/15/2028	1,485,000		1,562,027
EQM Midstream Partners, Sr. Unscd. Notes	6.00	7/1/2025	930,000	[b]	1,002,075
EQM Midstream Partners, Sr. Unscd. Notes	6.50	7/1/2027	1,165,000	[b]	1,268,295
EQT, Sr. Unscd. Notes	3.90	10/1/2027	1,075,000		1,098,516
EQT, Sr. Unscd. Notes	5.00	1/15/2029	395,000		423,638
Genesis Energy, Gtd. Notes	6.50	10/1/2025	4,770,000		4,684,736
Genesis Energy, Gtd. Notes	7.75	2/1/2028	970,000		971,504
Indigo Natural Resources, Sr. Unscd. Notes	5.38	2/1/2029	3,455,000	[b]	3,410,379
Laredo Petroleum, Gtd. Notes	9.50	1/15/2025	2,340,000		2,254,637
Laredo Petroleum, Gtd. Notes	10.13	1/15/2028	375,000		360,191
Occidental Petroleum, Sr. Unscd. Notes	2.90	8/15/2024	2,300,000		2,277,667
Occidental Petroleum, Sr. Unscd. Notes	3.50	8/15/2029	2,020,000		1,897,891
Occidental Petroleum, Sr. Unscd. Notes	5.55	3/15/2026	1,140,000		1,207,283
Occidental Petroleum, Sr. Unscd. Notes	6.13	1/1/2031	2,095,000	[c]	2,317,227
Occidental Petroleum, Sr. Unscd. Notes	6.38	9/1/2028	1,503,000		1,652,518
Occidental Petroleum, Sr. Unscd. Notes	6.45	9/15/2036	2,435,000		2,691,308
Occidental Petroleum, Sr. Unscd. Notes	6.95	7/1/2024	2,712,000		2,982,630
Occidental Petroleum, Sr. Unscd. Notes	8.88	7/15/2030	2,390,000		3,017,375
Ovintiv, Gtd. Notes	6.63	8/15/2037	1,090,000		1,313,562
PDC Energy, Gtd. Notes	5.75	5/15/2026	590,000		612,715
PDC Energy, Gtd. Notes	6.13	9/15/2024	2,640,000		2,713,920
Precision Drilling, Gtd. Notes	7.13	1/15/2026	765,000	[b,c]	744,219
Precision Drilling, Gtd. Notes	7.75	12/15/2023	488,000		490,745
Southwestern Energy, Gtd. Notes	7.50	4/1/2026	2,615,000	[c]	2,770,645
Southwestern Energy, Gtd. Notes	8.38	9/15/2028	900,000		989,438
Targa Resources Partners, Gtd. Notes	4.00	1/15/2032	995,000	[b]	937,061
Targa Resources Partners, Gtd. Notes	5.00	1/15/2028	1,040,000		1,084,850

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 87.4% (continued)
Energy - 11.3% (continued)
Targa Resources Partners, Gtd. Notes	6.50	7/15/2027	1,325,000		1,443,164
TerraForm Power Operating, Gtd. Notes	4.75	1/15/2030	2,680,000	[b]	2,788,594
USA Compression Partners, Gtd. Notes	6.88	9/1/2027	2,888,000		2,979,521
USA Compression Partners, Gtd. Notes	6.88	4/1/2026	2,116,000		2,174,190
Western Midstream Operating, Sr. Unscd. Notes	4.35	2/1/2025	1,485,000		1,539,336
Western Midstream Operating, Sr. Unscd. Notes	4.50	3/1/2028	4,045,000		4,219,420
				127,613,598
Environmental Control - 1.3%
Covanta Holding, Gtd. Notes	5.00	9/1/2030	2,690,000		2,720,262
Covanta Holding, Sr. Unscd. Notes	6.00	1/1/2027	2,660,000		2,785,845
GFL Environmental, Gtd. Notes	4.00	8/1/2028	915,000	[b]	886,978
Harsco, Gtd. Notes	5.75	7/31/2027	5,080,000	[b]	5,210,175
Waste Pro USA, Sr. Unscd. Notes	5.50	2/15/2026	2,871,000	[b]	2,947,527
				14,550,787
Food Products - 2.5%
Albertsons, Gtd. Notes	3.50	3/15/2029	4,402,000	[b]	4,194,622
Kraft Heinz Foods, Gtd. Notes	3.88	5/15/2027	1,170,000		1,275,249
Kraft Heinz Foods, Gtd. Notes	4.25	3/1/2031	1,560,000		1,719,521
Kraft Heinz Foods, Gtd. Notes	4.38	6/1/2046	1,140,000		1,194,448
Kraft Heinz Foods, Gtd. Notes	4.63	1/30/2029	1,635,000		1,836,792
Kraft Heinz Foods, Gtd. Notes	4.63	10/1/2039	2,735,000		2,964,100
Kraft Heinz Foods, Gtd. Notes	5.00	6/4/2042	940,000		1,059,307
Kraft Heinz Foods, Gtd. Notes	5.00	7/15/2035	1,535,000		1,769,420
Kraft Heinz Foods, Gtd. Notes	5.20	7/15/2045	1,185,000		1,373,470
New Albertsons, Sr. Unscd. Bonds	8.00	5/1/2031	954,000		1,174,613
Post Holdings, Gtd. Notes	4.63	4/15/2030	3,840,000	[b]	3,854,400
Post Holdings, Gtd. Notes	5.50	12/15/2029	1,715,000	[b]	1,838,609
Post Holdings, Gtd. Notes	5.75	3/1/2027	1,015,000	[b]	1,069,440
United Natural Foods, Gtd. Notes	6.75	10/15/2028	2,530,000	[b,c]	2,707,100
				28,031,091
Health Care - 6.6%
Air Methods, Sr. Unscd. Notes	8.00	5/15/2025	3,750,000	[b]	3,534,375
Avantor Funding, Gtd. Notes	4.63	7/15/2028	3,390,000	[b]	3,544,618
Bausch Health, Gtd. Notes	5.25	1/30/2030	1,555,000	[b]	1,564,828
Bausch Health, Gtd. Notes	6.13	4/15/2025	1,780,000	[b]	1,826,636
Bausch Health, Gtd. Notes	6.25	2/15/2029	2,790,000	[b]	2,969,678
Bausch Health, Gtd. Notes	7.25	5/30/2029	3,990,000	[b]	4,460,561
Bausch Health, Gtd. Notes	9.00	12/15/2025	2,027,000	[b]	2,206,075

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 87.4% (continued)
Health Care - 6.6% (continued)
Bausch Health Americas, Gtd. Notes		8.50	1/31/2027	936,000	[b]	1,039,699
CHEPLAPHARM Arzneimittel GmbH, Sr. Scd. Notes		5.50	1/15/2028	2,720,000	[b]	2,828,854
Community Health Systems, Scd. Notes		6.88	4/15/2029	2,445,000	[b]	2,562,653
Community Health Systems, Sr. Scd. Notes		4.75	2/15/2031	2,830,000	[b]	2,768,164
Community Health Systems, Sr. Scd. Notes		6.63	2/15/2025	2,813,000	[b]	2,974,762
DaVita, Gtd. Notes		3.75	2/15/2031	2,130,000	[b]	2,035,439
DaVita, Gtd. Notes		4.63	6/1/2030	3,055,000	[b]	3,116,436
Encompass Health, Gtd. Notes		4.63	4/1/2031	474,000		491,183
Encompass Health, Gtd. Notes		4.75	2/1/2030	2,155,000		2,220,493
HCA, Gtd. Notes		3.50	9/1/2030	3,480,000		3,513,481
HCA, Gtd. Notes		5.38	9/1/2026	2,895,000		3,269,541
Laboratoire Eimer Selas, Gtd. Notes	EUR	5.00	2/1/2029	1,045,000	[b,c]	1,245,729
Legacy LifePoint Health, Sr. Scd. Notes		6.75	4/15/2025	500,000	[b]	532,500
LifePoint Health, Gtd. Notes		5.38	1/15/2029	1,615,000	[b]	1,592,794
Ortho-Clinical Diagnostics, Sr. Unscd. Notes		7.25	2/1/2028	3,468,000	[b]	3,806,251
Ortho-Clinical Diagnostics, Sr. Unscd. Notes		7.38	6/1/2025	810,000	[b]	872,350
Prestige Brands, Gtd. Notes		3.75	4/1/2031	2,245,000	[b]	2,146,781
Prime Healthcare Services, Sr. Scd. Notes		7.25	11/1/2025	2,975,000	[b]	3,179,531
Surgery Center Holdings, Gtd. Notes		6.75	7/1/2025	1,590,000	[b,c]	1,630,267
Surgery Center Holdings, Gtd. Notes		10.00	4/15/2027	925,000	[b]	1,021,547
Tenet Healthcare, Gtd. Notes		6.13	10/1/2028	2,510,000	[b]	2,622,950
Tenet Healthcare, Scd. Notes		6.25	2/1/2027	3,415,000	[b]	3,610,543
Tenet Healthcare, Sr. Scd. Notes		4.63	6/15/2028	2,990,000	[b]	3,068,428
Tenet Healthcare, Sr. Scd. Notes		5.13	11/1/2027	2,260,000	[b]	2,368,932
					74,626,079
Industrial - 3.4%
Arcosa, Gtd. Notes		4.38	4/15/2029	3,120,000		3,120,000
Bombardier, Sr. Unscd. Notes		6.00	10/15/2022	4,140,000	[b]	4,147,762
Bombardier, Sr. Unscd. Notes		6.13	1/15/2023	1,170,000	[b]	1,219,433
Bombardier, Sr. Unscd. Notes		7.50	12/1/2024	1,150,000	[b]	1,150,719
Dycom Industries, Gtd. Notes		4.50	4/15/2029	5,075,000	[b]	5,100,375
EnPro Industries, Gtd. Notes		5.75	10/15/2026	3,085,000		3,276,455
Gates Global, Gtd. Notes		6.25	1/15/2026	5,075,000	[b]	5,324,538
Husky III Holding, Sr. Unscd. Notes		13.00	2/15/2025	4,325,000	[b,c]	4,716,953
Stevens Holding, Gtd. Notes		6.13	10/1/2026	2,208,000	[b]	2,375,940
Terex, Gtd. Notes		5.00	5/15/2029	1,645,000	[b]	1,704,960
Titan Acquisition, Sr. Unscd. Notes		7.75	4/15/2026	2,825,000	[b]	2,941,390

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 87.4% (continued)
Industrial - 3.4% (continued)
VM Consolidated, Gtd. Notes		5.50	4/15/2029	3,330,000	[b]	3,416,347
					38,494,872
Information Technology - .7%
Ascend Learning, Sr. Unscd. Notes		6.88	8/1/2025	805,000	[b]	828,059
Ascend Learning, Sr. Unscd. Notes		6.88	8/1/2025	1,171,000	[b]	1,204,543
Boxer Parent, Sr. Scd. Notes		7.13	10/2/2025	1,285,000	[b]	1,380,013
Rackspace Technology Global, Gtd. Notes		5.38	12/1/2028	3,195,000	[b,c]	3,254,746
Veritas Bermuda, Sr. Unscd. Notes		10.50	2/1/2024	1,750,000	[b,c]	1,795,937
					8,463,298
Insurance - 1.0%
Alliant Holdings Intermediate, Sr. Scd. Notes		4.25	10/15/2027	1,070,000	[b]	1,073,344
Alliant Holdings Intermediate, Sr. Unscd. Notes		6.75	10/15/2027	2,350,000	[b]	2,505,241
AmWINS Group, Gtd. Notes		7.75	7/1/2026	2,660,000	[b]	2,855,670
AssuredPartners, Sr. Unscd. Notes		5.63	1/15/2029	95,000	[b]	96,924
AssuredPartners, Sr. Unscd. Notes		7.00	8/15/2025	2,599,000	[b]	2,694,422
GTCR AP Finance, Sr. Unscd. Notes		8.00	5/15/2027	1,995,000	[b]	2,147,119
					11,372,720
Internet Software & Services - 1.2%
Endure Digital, Sr. Unscd. Notes		6.00	2/15/2029	3,810,000	[b]	3,728,656
Netflix, Sr. Unscd. Notes		4.88	6/15/2030	3,420,000	[b]	3,942,542
Netflix, Sr. Unscd. Notes		5.38	11/15/2029	1,430,000	[b]	1,692,834
Northwest Fiber, Sr. Unscd. Notes		6.00	2/15/2028	4,125,000	[b]	4,125,000
					13,489,032
Materials - 2.4%
ARD Finance, Sr. Scd. Notes		6.50	6/30/2027	2,215,000	[b]	2,328,519
Ardagh Packaging Finance, Gtd. Notes		6.00	2/15/2025	469,000	[b]	483,774
Ardagh Packaging Finance, Sr. Unscd. Notes		5.25	8/15/2027	2,253,000	[b]	2,300,493
Flex Acquisition, Sr. Unscd. Notes		7.88	7/15/2026	1,329,000	[b]	1,397,111
Graham Packaging, Gtd. Notes		7.13	8/15/2028	3,040,000	[b]	3,239,500
Mauser Packaging Solutions Holding, Sr. Scd. Bonds	EUR	4.75	4/15/2024	2,325,000		2,750,232
Mauser Packaging Solutions Holding, Sr. Scd. Notes		5.50	4/15/2024	1,550,000	[b]	1,573,250
Mauser Packaging Solutions Holding, Sr. Scd. Notes		8.50	4/15/2024	2,580,000	[b]	2,683,200
Mauser Packaging Solutions Holding, Sr. Unscd. Notes		7.25	4/15/2025	5,815,000	[b]	5,822,269
Trivium Packaging Finance, Gtd. Notes		8.50	8/15/2027	2,150,000	[b]	2,336,996

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 87.4% (continued)
Materials - 2.4% (continued)
Trivium Packaging Finance, Sr. Scd. Notes		5.50	8/15/2026	1,955,000	[b]	2,053,972
					26,969,316
Media - 8.4%
Altice Finco, Scd. Notes	EUR	4.75	1/15/2028	2,800,000	[b]	3,195,679
Block Communications, Gtd. Notes		4.88	3/1/2028	2,780,000	[b]	2,837,977
Cable One, Gtd. Notes		4.00	11/15/2030	3,920,000	[b]	3,885,014
CCO Holdings, Sr. Unscd. Notes		4.50	8/15/2030	3,200,000	[b]	3,265,456
CCO Holdings, Sr. Unscd. Notes		4.50	5/1/2032	2,445,000	[b]	2,478,619
CCO Holdings, Sr. Unscd. Notes		4.75	3/1/2030	1,475,000	[b]	1,530,313
CCO Holdings, Sr. Unscd. Notes		5.00	2/1/2028	4,755,000	[b]	5,033,881
CCO Holdings, Sr. Unscd. Notes		5.13	5/1/2027	2,155,000	[b]	2,281,391
CCO Holdings, Sr. Unscd. Notes		5.38	6/1/2029	4,240,000	[b]	4,552,234
CSC Holdings, Gtd. Notes		5.38	2/1/2028	1,020,000	[b]	1,074,825
CSC Holdings, Gtd. Notes		6.50	2/1/2029	1,870,000	[b]	2,069,856
CSC Holdings, Sr. Unscd. Notes		4.63	12/1/2030	1,150,000	[b]	1,132,750
CSC Holdings, Sr. Unscd. Notes		5.75	1/15/2030	2,780,000	[b]	2,931,510
DISH DBS, Gtd. Notes		5.00	3/15/2023	1,865,000		1,947,992
DISH DBS, Gtd. Notes		5.88	11/15/2024	1,934,000		2,025,449
DISH DBS, Gtd. Notes		7.38	7/1/2028	1,690,000		1,775,007
Gray Television, Gtd. Notes		4.75	10/15/2030	2,030,000	[b]	2,016,044
Gray Television, Gtd. Notes		7.00	5/15/2027	2,350,000	[b]	2,558,562
iHeartCommunications, Sr. Scd. Notes		4.75	1/15/2028	2,710,000	[b]	2,734,905
Midcontinent Communications, Gtd. Notes		5.38	8/15/2027	2,225,000	[b]	2,321,253
Nexstar Broadcasting, Gtd. Notes		4.75	11/1/2028	4,685,000	[b]	4,743,141
Radiate Holdco, Sr. Unscd. Notes		6.50	9/15/2028	7,807,000	[b]	8,258,440
Scripps Escrow, Gtd. Notes		5.88	7/15/2027	2,851,000	[b]	2,954,349
Sirius XM Radio, Gtd. Notes		5.50	7/1/2029	2,895,000	[b]	3,135,647
Summer BidCo, Sr. Unscd. Bonds	EUR	9.00	11/15/2025	2,710,785	[b]	3,272,239
TEGNA, Gtd. Notes		4.75	3/15/2026	1,793,000	[b]	1,905,062
TEGNA, Gtd. Notes		5.00	9/15/2029	4,385,000		4,554,699
Townsquare Media, Sr. Scd. Notes		6.88	2/1/2026	2,075,000	[b]	2,213,766
Virgin Media Finance, Gtd. Notes		5.00	7/15/2030	3,535,000	[b]	3,535,000
Virgin Media Secured Finance, Sr. Scd. Notes		5.50	5/15/2029	3,065,000	[b]	3,257,605
Ziggo, Sr. Scd. Notes		4.88	1/15/2030	2,166,000	[b]	2,218,006
Ziggo, Sr. Scd. Notes		5.50	1/15/2027	1,215,000	[b]	1,267,360
Ziggo Bond, Gtd. Notes		5.13	2/28/2030	2,045,000	[b]	2,093,569
					95,057,600
Metals & Mining - 2.5%
Arconic, Scd. Notes		6.13	2/15/2028	4,960,000	[b]	5,291,700
Commercial Metals, Sr. Unscd. Notes		5.38	7/15/2027	3,000,000		3,157,500

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 87.4% (continued)
Metals & Mining - 2.5% (continued)
FMG Resources, Gtd. Notes		4.38	4/1/2031	1,820,000	[b]	1,855,272
Freeport-McMoRan, Gtd. Notes		4.63	8/1/2030	1,905,000		2,076,450
Freeport-McMoRan, Gtd. Notes		5.45	3/15/2043	2,665,000		3,210,952
Hudbay Minerals, Gtd. Notes		4.50	4/1/2026	767,000	[b]	798,110
Hudbay Minerals, Gtd. Notes		6.13	4/1/2029	2,298,000	[b]	2,458,860
Kaiser Aluminum, Gtd. Notes		4.63	3/1/2028	3,328,000	[b]	3,411,999
Kaiser Aluminum, Gtd. Notes		6.50	5/1/2025	505,000	[b]	536,411
Novelis, Gtd. Notes		4.75	1/30/2030	5,120,000	[b]	5,286,784
					28,084,038
Real Estate - 2.7%
Greystar Real Estate Partners, Sr. Scd. Notes		5.75	12/1/2025	3,770,000	[b]	3,892,525
Iron Mountain, Gtd. Notes		5.25	7/15/2030	5,010,000	[b]	5,175,580
Ladder Capital Finance Holdings, Gtd. Notes		4.25	2/1/2027	3,235,000	[b]	3,194,562
Ladder Capital Finance Holdings, Gtd. Notes		5.25	10/1/2025	5,070,000	[b]	5,079,506
SBA Communications, Sr. Unscd. Notes		3.13	2/1/2029	1,200,000	[b]	1,154,880
SBA Communications, Sr. Unscd. Notes		3.88	2/15/2027	2,190,000		2,241,355
Starwood Property Trust, Sr. Unscd. Notes		5.50	11/1/2023	3,155,000	[b]	3,300,919
VICI Properties, Gtd. Notes		4.13	8/15/2030	3,250,000	[b]	3,282,337
VICI Properties, Gtd. Notes		4.25	12/1/2026	1,665,000	[b]	1,706,059
VICI Properties, Gtd. Notes		4.63	12/1/2029	1,200,000	[b]	1,246,860
					30,274,583
Retailing - 3.6%
BCPE Ulysses Intermediate, Sr. Unscd. Notes		7.75	4/1/2027	3,000,000	[b,c]	3,118,125
Burlington Coat Factory Warehouse, Sr. Scd. Notes		6.25	4/15/2025	3,435,000	[b]	3,645,394
Golden Nugget, Sr. Unscd. Notes		6.75	10/15/2024	2,105,000	[b]	2,131,144
LBM Acquisition, Gtd. Notes		6.25	1/15/2029	4,740,000	[b]	4,888,125
Macy's, Sr. Scd. Notes		8.38	6/15/2025	3,713,000	[b]	4,111,071
New Red Finance, Scd. Notes		4.00	10/15/2030	1,721,000	[b]	1,662,916
New Red Finance, Scd. Notes		4.38	1/15/2028	1,355,000	[b]	1,363,686
Park River Holdings, Gtd. Notes		5.63	2/1/2029	4,270,000	[b]	4,144,569
Staples, Sr. Scd. Notes		7.50	4/15/2026	2,366,000	[b]	2,499,087
Staples, Sr. Unscd. Notes		10.75	4/15/2027	1,945,000	[b]	1,923,119
White Cap Buyer, Sr. Unscd. Notes		6.88	10/15/2028	5,550,000	[b]	5,902,786
White Cap Parent, Sr. Unscd. Notes		8.25	3/15/2026	4,984,000	[b]	5,208,280
					40,598,302
Technology Hardware & Equipment - 1.2%
Banff Merger Sub, Sr. Unscd. Notes	EUR	8.38	9/1/2026	2,935,000	[b]	3,633,253

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 87.4% (continued)
Technology Hardware & Equipment - 1.2% (continued)
Banff Merger Sub, Sr. Unscd. Notes		9.75	9/1/2026	3,557,000	[b]	3,793,185
Diebold Nixdorf, Gtd. Notes		8.50	4/15/2024	3,780,000	[c]	3,865,995
Everi Payments, Gtd. Notes		7.50	12/15/2025	2,796,000	[b]	2,919,150
					14,211,583
Telecommunication Services - 5.6%
Altice France, Sr. Scd. Notes		7.38	5/1/2026	3,475,000	[b]	3,618,691
Altice France, Sr. Scd. Notes		8.13	2/1/2027	1,480,000	[b]	1,623,923
Altice France Holding, Gtd. Notes	EUR	4.00	2/15/2028	5,000,000	[b,c]	5,531,896
Altice France Holding, Gtd. Notes		6.00	2/15/2028	2,120,000	[b]	2,092,747
Cincinnati Bell, Gtd. Notes		8.00	10/15/2025	4,098,000	[b]	4,366,583
CommScope, Gtd. Notes		7.13	7/1/2028	1,500,000	[b,c]	1,595,100
CommScope, Gtd. Notes		8.25	3/1/2027	2,465,000	[b]	2,640,644
CommScope, Sr. Scd. Notes		6.00	3/1/2026	3,445,000	[b]	3,634,475
CommScope Technologies, Gtd. Notes		6.00	6/15/2025	1,237,000	[b]	1,263,472
Connect Finco, Sr. Scd. Notes		6.75	10/1/2026	4,356,000	[b]	4,644,759
DKT Finance, Sr. Scd. Notes		9.38	6/17/2023	1,600,000	[b]	1,652,880
Intrado, Gtd. Notes		8.50	10/15/2025	3,965,000	[b]	4,026,953
Level 3 Financing, Gtd. Notes		3.63	1/15/2029	2,845,000	[b]	2,761,428
Level 3 Financing, Gtd. Notes		3.75	7/15/2029	1,345,000	[b]	1,317,966
Lumen Technologies, Sr. Unscd. Debs., Ser. G		6.88	1/15/2028	1,180,000		1,318,048
Lumen Technologies, Sr. Unscd. Notes		5.13	12/15/2026	2,600,000	[b,c]	2,742,038
Lumen Technologies, Sr. Unscd. Notes		5.63	4/1/2025	840,000		907,725
Plantronics, Gtd. Notes		4.75	3/1/2029	2,625,000	[b,c]	2,585,625
Sprint, Gtd. Notes		7.63	3/1/2026	3,265,000		4,003,592
TalkTalk Telecom Group, Gtd. Notes	GBP	3.88	2/20/2025	1,595,000	[c]	2,155,252
T-Mobile USA, Gtd. Notes		2.25	2/15/2026	1,705,000		1,719,390
T-Mobile USA, Gtd. Notes		4.75	2/1/2028	1,650,000		1,756,454
ViaSat, Sr. Unscd. Notes		5.63	9/15/2025	2,068,000	[b]	2,104,624
ViaSat, Sr. Unscd. Notes		6.50	7/15/2028	720,000	[b,c]	759,316
Vmed O2 UK Financing I, Sr. Scd. Notes		4.25	1/31/2031	2,850,000	[b]	2,777,610
					63,601,191
Utilities - 1.2%
Calpine, Sr. Scd. Notes		4.50	2/15/2028	1,655,000	[b]	1,671,384
Calpine, Sr. Unscd. Notes		5.00	2/1/2031	2,209,000	[b]	2,159,297
Calpine, Sr. Unscd. Notes		5.13	3/15/2028	1,565,000	[b]	1,574,492
Clearway Energy Operating, Gtd. Notes		3.75	2/15/2031	2,265,000	[b]	2,178,658
NRG Energy, Gtd. Notes		6.63	1/15/2027	1,980,000		2,062,091

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 87.4% (continued)
Utilities - 1.2% (continued)
Pike, Gtd. Notes	5.50	9/1/2028	4,040,000	[b]	4,120,800
				13,766,722
Total Bonds and Notes (cost $957,481,274)			990,413,829

Floating Rate Loan Interests - 7.4%
Airlines - .3%
American Airlines, Initial Term Loan, 1 Month LIBOR +4.75%	5.50	3/24/2028	3,024,000	[d]	3,101,974
Commercial & Professional Services - .4%
Amentum Government Services Holdings, First Lien Tranche 2 Term Loan, 3 Month LIBOR +4.75%	5.50	1/31/2027	3,244,000	[d]	3,260,220
Team Health Holdings, Initial Term Loan, 1 Month LIBOR +2.75%	3.75	2/6/2024	1,845,195	[d]	1,721,281
				4,981,501
Consumer Discretionary - .8%
AP Gaming I, First Lien Incremental Term Loan B, 3 Month LIBOR +3.50%	4.50	2/15/2024	2,887,596	[d]	2,834,363
Caesars Resort Collection, Term Loan B-1, 1 Month LIBOR +4.50%	4.61	7/20/2025	3,348,175	[d]	3,359,207
Crown Finance US, Initial Dollar Tranche Term Loan, 3 Month LIBOR +2.50%	3.50	2/28/2025	3,479,190	[d]	2,982,779
				9,176,349
Food Products - .3%
Froneri US, Second Lien Facility USD Term Loan, 1 Month LIBOR +5.75%	5.86	1/31/2028	2,988,000	[d]	3,034,702
Forest Products & Paper - .2%
SPA US HoldCo, Term Loan B, 1 Month LIBOR +4.00%	4.75	3/18/2028	2,887,000	[d]	2,890,609
Health Care - .4%
Gainwell Acquisition, Term Loan B, 3 Month LIBOR +4.00%	4.75	10/1/2027	3,744,615	[d]	3,735,253
Pluto Acquisition I, First Lien 2020 Incremental Term Loan, 1 Month LIBOR +5.00%	5.50	6/20/2026	648,375	[d]	650,806
				4,386,059
Information Technology - 1.6%
CT Technologies, Initial Term Loan, 1 Month LIBOR +5.00%	6.00	12/16/2025	2,920,000	[d]	2,928,512
DCert Buyer, First Lien Initial Term Loan, 1 Month LIBOR +4.00%	4.11	10/16/2026	1,920,151	[d]	1,919,220

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 7.4% (continued)
Information Technology - 1.6% (continued)
Finastra USA, First Lien Dollar Term Loan, 3 Month LIBOR +3.50%	4.50	6/13/2024	2,929,013	[d]	2,874,797
Greeneden US Holdings II, Dollar Term Loan B-4, 1 Month LIBOR +4.00%	4.75	12/1/2027	3,525,000	[d]	3,528,525
Ivanti Software, First Amendment Term Loan, 1 Month LIBOR +4.00%	4.75	12/1/2027	1,230,000	[d]	1,227,540
Ivanti Software, First Lien Initial Term Loan, 3 Month LIBOR +4.75%	5.75	12/1/2027	4,109,961	[d]	4,131,805
Software Luxembourg Acquisition, Second Out Term Loan, 3 Month LIBOR +7.50%	8.50	4/27/2025	793,345	[d]	793,012
Software Luxembourg Acquisition, Senior Secured Term Loan, 3 Month LIBOR +7.50%	8.50	12/27/2024	240,753	[d]	247,374
				17,650,785
Insurance - .8%
Asurion, Second Lien Term Loan B-3, 1 Month LIBOR +5.25%	5.36	2/3/2028	4,478,000	[d]	4,567,000
Mayfield Agency Borrower, First Lien Term Loan B, 1-3 Month LIBOR +4.50%	4.61	2/28/2025	4,405,449	[d]	4,356,791
				8,923,791
Materials - .8%
LABL, USD Facility Term Loan B, 3 Month LIBOR +4.00%	4.11	7/2/2026	3,084,343	[d]	3,082,030
Plaze, 2021-1 Term Loan, 1 Month LIBOR +3.75%	4.50	8/3/2026	3,024,819	[d]	3,019,783
Tosca Services, 2021 Refinancing Term Loan, 1 Month LIBOR +3.50%	4.25	8/18/2027	2,649,360	[d]	2,655,983
				8,757,796
Retailing - .6%
Great Outdoors Group, Term Loan B-1, 6 Month LIBOR +4.25%	5.00	3/5/2028	3,991,623	[d]	4,003,099
Petco Health & Wellness, First Lien Initial Term Loan, 1 Month LIBOR +4.00% @ Floor	4.00	3/4/2028	2,005,000	[d]	2,000,298
Staples, 2019 Refinancing New Term Loan B-1, 3 Month LIBOR +5.00%	5.21	4/12/2026	1,315,000	[d]	1,285,051
				7,288,448
Telecommunication Services - .6%
CCI Buyer, First Lien Initial Term Loan, 3 Month LIBOR +4.00%	4.75	12/17/2027	2,190,000	[d]	2,195,825

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 7.4% (continued)
Telecommunication Services - .6% (continued)
Cyxtera DC Holdings, First Lien Initial Term Loan, 3 Month LIBOR +3.00%	4.00	5/1/2024	1,707,323	[d]	1,642,522
West, Initial Term Loan B, 3 Month LIBOR +4.00%	5.00	10/10/2024	2,984,576	[d]	2,895,859
				6,734,206
Utilities - .6%
Astoria Energy, Advance Term Loan B, 3 Month LIBOR +3.50%	4.50	12/10/2027	2,188,048	[d]	2,193,124
Eastern Power, Term Loan B, 3 Month LIBOR +3.75%	4.75	10/2/2025	1,753,000	[d]	1,657,795
EFS Cogen Holdings I, Advance Term Loan B, 3 Month LIBOR +3.50%	4.50	10/1/2027	2,583,842	[d]	2,578,093
				6,429,012
Total Floating Rate Loan Interests (cost $82,612,015)			83,355,232
Description			Shares		Value ($)
Common Stocks - .1%
Information Technology - .1%
SkillSoft, Cl. A (cost $1,014,332)			7,431	[e,f]	1,300,425

Exchange-Traded Funds - .3%
Registered Investment Companies - .3%
iShares iBoxx High Yield Corporate Bond ETF			20,000	[c]	1,743,600
SPDR Bloomberg Barclays High Yield Bond ETF			16,000	[c]	1,740,800
Total Exchange-Traded Funds (cost $3,433,429)			3,484,400

Short-Term Investments - .0%
U.S. Government Securities
U.S. Cash Management Bills (cost $73,991)	0.08	5/25/2021	74,000	[g]	73,999
Description	1-Day Yield (%)		Shares		Value ($)
Investment Companies - 4.9%
Registered Investment Companies - 4.9%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $55,670,686)	0.06		55,670,686	[h]	55,670,686

Investment of Cash Collateral for Securities Loaned - 4.0%
Registered Investment Companies - 4.0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $44,961,128)	0.02	44,961,128	[h] 44,961,128
Total Investments (cost $1,145,246,855)		104.1%	1,179,259,699
Liabilities, Less Cash and Receivables		(4.1%)	(46,502,711)
Net Assets		100.0%	1,132,756,988

ETF—Exchange-Traded Fund

EURIBOR—Euro Interbank Offered Rate

LIBOR—London Interbank Offered Rate

SPDR—Standard & Poor's Depository Receipt

EUR—Euro

GBP—British Pound

a Amount stated in U.S. Dollars unless otherwise noted above.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2021, these securities were valued at $786,044,366 or 69.39% of net assets.

c Security, or portion thereof, on loan. At March 31, 2021, the value of the fund’s securities on loan was $50,350,940 and the value of the collateral was $53,621,968, consisting of cash collateral of $44,961,128 and U.S. Government & Agency securities valued at $8,660,840.

d Variable rate security—rate shown is the interest rate in effect at period end.

e Non-income producing security.

f The fund held Level 3 securities at March 31, 2021. These securities were valued at $1,300,425 or .11% of net assets.

g Security is a discount security. Income is recognized through the accretion of discount.

h Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon High Yield Fund

March 31, 2021 (Unaudited)

The following is a summary of the inputs used as of March 31, 2021 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Collateralized Loan Obligations	−	35,384,691	−	35,384,691
Corporate Bonds	−	955,029,138	−	955,029,138
Equity Securities – Common Stocks	−	−	1,300,425	1,300,425
Exchange-Traded Funds	3,484,400	−	−	3,484,400
Floating Rate Loan Interests	−	83,355,232	−	83,355,232
Investment Companies	100,631,814	−	−	100,631,814
U.S. Treasury Securities	−	73,999	−	73,999
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	−	265,626	−	265,626

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation at period end.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
BNY Mellon High Yield Fund

March 31, 2021 (Unaudited)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation ($)
Barclays Capital
United States Dollar	51,261,041	Euro	43,470,000	4/30/2021	252,039
United States Dollar	5,418,248	British Pound	3,920,000	4/30/2021	13,587
Gross Unrealized Appreciation					265,626

See notes to financial statements.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), options and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by one or more independent pricing services

(each, a “Service”) approved by the Board Members (“Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

Each Service and independent valuation firm is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Floating Rate Loan Interests: Floating rate instruments are loans and other securities with interest rates that adjust or “float” periodically. Floating rate loans are made by banks and other financial institutions to their corporate clients. The rates of interest on the loans adjust periodically by reference to a base lending rate, such as the London Interbank Offered Rate (“LIBOR”) plus a premium or credit spread. Floating rate loans reset on periodic set dates, typically 30 to 90 days, but not to exceed one year. The fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at March 31, 2021 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments.

The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

At March 31, 2021, accumulated net unrealized appreciation on investments was $34,012,844, consisting of $39,281,074 gross unrealized appreciation and $5,268,230 gross unrealized depreciation.

At March 31, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.